Share-based compensation - Summary of Changes on Fair Value Per Employee Stock Option Granted (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of impact of increasing share price	30.00%
Percentage of impact of decreasing share price	30.00%
Percentage of impact of increasing expected volatility	10.00%
Percentage of impact of decreasing expected volatility	10.00%
Impact of increasing expected term	12 months
Impact of decreasing expected term	12 months
Employee Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of impact of increasing share price	30.00%
Percentage of impact of decreasing share price	30.00%
Percentage of impact of increasing expected volatility	10.00%
Percentage of impact of decreasing expected volatility	10.00%
Impact of increasing expected term	12 months
Impact of decreasing expected term	12 months